Equity (Details) - Shares Issued - USD ($) $ / shares in Units, $ in Millions						12 Months Ended
	Dec. 28, 2021	Jan. 22, 2021	Nov. 30, 2020	Oct. 05, 2020	Jun. 05, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jul. 14, 2021	Mar. 18, 2021
Equity [Abstract]
Issue of common shares (in shares)	13,333,333	27,058,823	5,000,000	25,943,396	23,076,923		54,020,319
Price per share (in dollars per share)		$ 1.70	$ 1.06	$ 1.06	$ 1.30				$ 1.7	$ 2.4
Gross proceeds		$ 46.0	$ 5.3	$ 27.5	$ 30.0	$ 46.0	$ 62.8	$ 53.5